General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2019
General and administrative expenses
in	2Q19	1Q19	2Q18	6M19	6M18
General and administrative expenses (CHF million)
Occupancy expenses	247	282	248	529	488
IT, machinery, etc.	326	323	273	649	550
Provisions and losses	78	58	97	136	237
Travel and entertainment	88	78	83	166	177
Professional services	407	403	428	810	911
Amortization and impairment of other intangible assets	1	2	2	3	5
Other [1]	248	267	289	515	560
General and administrative expenses	1,395	1,413	1,420	2,808	2,928
1
Includes pension-related expenses/(credits) of CHF (52) million, CHF (34) million, CHF (52) million, CHF (86) million and CHF (105) million in 2Q19, 1Q19, 2Q18, 6M19 and 6M18, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
in	6M19	6M18
General and administrative expenses (CHF million)
Occupancy expenses	478	435
IT, machinery, etc.	515	428
Provisions and losses	136	237
Travel and entertainment	151	164
Professional services	1,497	1,490
Amortization and impairment of other intangible assets	3	5
Other [1]	728	799
General and administrative expenses	3,508	3,558
1
Includes pension-related expenses/(credits) of CHF 5 million and CHF 15 million in 6M19 and 6M18, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.